Convertible SAFE (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 06, 2019	Aug. 31, 2022	Aug. 06, 2019	Dec. 31, 2022
Convertible Debt [Line Items]
Fair value of convertible SAFE at initial recognition		$ 10,000,000
Fair value of convertible SAFE as of December 31, 2022				$ 10,114,000
Lavie Bio Ltd
Convertible Debt [Line Items]
Investments in subsidiaries reported in separate financial statements	$ 10,000,000		$ 10,000,000
Ownership Percentage Held By Other Entity In Subsidiary	$ 27,840		$ 27,840
ICL Group
Convertible Debt [Line Items]
Amount of SAFE agreement		$ 10,000,000
ICL Group | Lavie Bio Ltd | Multi Year Collaboration Agreement | Reserve of equity component of convertible instruments
Convertible Debt [Line Items]
Discount percentage for conversion		20.00%
Description of conversion of debt to equity		Pursuant to the terms of that agreement, the SAFE amount will automatically be converted during enumerated events, each subject to certain terms and conditions, to include (i) an equity financing (as such term is defined in the agreement), with such SAFE amount converting into equity at a 20% discount rate, or (ii) a liquidity event (as such term is defined in the agreement), with such SAFE amount converting into shares to receive a portion of proceeds due as part of the liquidity event. The price per share for future conversion is capped at a price reflecting a valuation of $130,000 prior to the relevant event. Additionally, ICL is permitted to invest an additional amount prior to, or as part of, the next financing of Lavie, which may result in ICL holding up to a maximum interest of 14.29% in Lavie on a fully diluted share capital basis.
Maximum amount of valuation for conversion		$ 130,000,000
Maximum percentage of interest acquire through additional Investment on fully diluted share capital basis		14.29%
Conversion valuation		$ 70,000,000
Convertible SAFE amount		$ 10,000,000